UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Vision Capital Management, Inc.
Address: 	One SW Columbia, Suite 915
		Portland, OR 97258

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Marina L. Johnson, CFA
Title: 	Vice President
Phone: 	503-221-5656
Signature, Place, and Date of Signing:

Marina Johnson Portland, Oregon October 27, 2009

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers: 0

Form 13F Information Table Entry Total: 70

Form 13F Information Table Value Total: $105,859

List of Other Included Managers: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aegon N V Pfd Perp 6.375       ps               007924301      299    17900 SH       Sole                    17900
Allianz Se Pfd 8.375% Sub      ps               018805200      380    15850 SH       Sole                    15850
Barclays Bank Plc 8.05% Sp Adr ps               06739h362      220     9000 SH       Sole                     9000
Credit Suisse Nt 7.9% Cap 13   ps               225448208      498    19900 SH       Sole                    19900
Deutsche Bank 8.05% Pfd F      ps               25150l108      404    16400 SH       Sole                    16400
Federal Natl Mtg Assn Pfd Ser  ps               313586737       34    21000 SH       Sole                    21000
Goldman Sachs Gp Preferred     ps               38143y665      336    16600 SH       Sole                    16600
Hsbc Hldgs Plc Sub Cap 8.125%  ps               404280703      491    19000 SH       Sole                    19000
Wells Fargo Cap Xii Pfd Trups  ps               94985V202      445    17500 SH       Sole                    17500
Activision Blizzard Inc        cs               00507v109     1899   153260 SH       Sole                   153260
Amazon Com Inc Com             cs               023135106      374     4006 SH       Sole                     4006
Amgen Inc Com                  cs               031162100     1864    30950 SH       Sole                    30950
Apple Computer, Inc.           cs               037833100     2640    14244 SH       Sole                    14224                20
Associates First Cap Residl Va cs               046008207        0    12275 SH       Sole                    12275
At&t Inc.                      cs               00206R102     1642    60803 SH       Sole                    60803
Broadcom Corp Cl A             cs               111320107     2189    71340 SH       Sole                    71340
Chevrontexaco Corporation Com  cs               166764100      476     6760 SH       Sole                     6760
Cisco Sys Inc Com              cs               17275R102     2116    89870 SH       Sole                    89870
Citrix Sys Inc Com             cs               177376100     2417    61620 SH       Sole                    61620
Cognizant Tech Solutns Cl A    cs               192446102     2352    60835 SH       Sole                    60835
Colgate Palmolive Co Com       cs               194162103     1922    25200 SH       Sole                    25200
Cooper Industries Plc          cs               G24140108     2047    54485 SH       Sole                    54485
Dentsply Intl Inc New Com      cs               249030107     2059    59625 SH       Sole                    59625
Ebay Inc Com                   cs               278642103     1999    84700 SH       Sole                    84700
Exxon Mobil Corp Com           cs               30231G102      465     6780 SH       Sole                     6280               500
Family Dlr Stores Inc Com      cs               307000109     1573    59600 SH       Sole                    59600
Ford Mtr Co Del Com            cs               345370100       79    11000 SH       Sole                    11000
Franklin Res Inc Com           cs               354613101     2271    22570 SH       Sole                    22570
Freeport-Mcmoran Cop&g Com     cs               35671d857     2089    30445 SH       Sole                    30415                30
Gilead Sciences Inc Com        cs               375558103     1820    39130 SH       Sole                    39070                60
Google Inc Cl A                cs               38259P508     2100     4235 SH       Sole                     4230                 5
Hansen Nat Corp Com            cs               411310105     1947    52985 SH       Sole                    52985
Harris Corp Del Com            cs               413875105     1977    52580 SH       Sole                    52530                50
Haverty Furniture Inc Com      cs               419596101      615    52100 SH       Sole                    52100
Johnson & Johnson Com          cs               478160104     1971    32363 SH       Sole                    32363
L-3 Communicatns Hldgs Com     cs               502424104     1920    23910 SH       Sole                    23860                50
Lauder Estee Cos Inc Cl A      cs               518439104     1860    50160 SH       Sole                    50090                70
Lowes Cos Inc Com              cs               548661107     1910    91215 SH       Sole                    91215
Mera Pharmaceuticals Com       cs               58732R103        0    80415 SH       Sole                    80415
Microsoft Corp Com             cs               594918104     2120    82417 SH       Sole                    82317               100
Monsanto Company               cs               61166W101     1873    24200 SH       Sole                    24200
Northern Tr Corp Com           cs               665859104      611    10500 SH       Sole                    10500
Nyse Euronext Com              cs               629491101     1850    64025 SH       Sole                    64025
Peabody Energy Corp Com        cs               704549104     2218    59605 SH       Sole                    59605
Petsmart Inc Com               cs               716768106     1752    80555 SH       Sole                    80455               100
Portland Food Products Company cs                              337    61191 SH       Sole                    61191
Price T Rowe Group Inc Com     cs               74144T108     2212    48395 SH       Sole                    48295               100
Procter & Gamble Co Com        cs               742718109     1876    32395 SH       Sole                    32395
Research In Motion Ltd Com     cs               760975102     2057    30410 SH       Sole                    30375                35
Schlumberger                   cs               806857108     2057    34515 SH       Sole                    34515
St Jude Med Inc Com            cs               790849103     1922    49260 SH       Sole                    49210                50
Starbucks Corp                 cs               855244109      690    33398 SH       Sole                    33398
Starwood Hotels&resort Com     cs               85590A401     2494    75515 SH       Sole                    75515
Stericycle Inc Com             cs               858912108     1649    34045 SH       Sole                    34045
Transocean Ltd.                cs               H8817H100     1726    20175 SH       Sole                    20175
United Healthcare Corp Com     cs               91324P102     1849    73835 SH       Sole                    73835
United Technologies Cp Com     cs               913017109     2009    32965 SH       Sole                    32965
Walgreen Co Com                cs               931422109     2084    55625 SH       Sole                    55625
Washington Mutual Inc.         cs               939322103        3    10532 SH       Sole                    10532
Zimmer Hldgs Inc Com           cs               98956P102     1960    36665 SH       Sole                    36665
Allianz Nfj Small Cap Value In cs               018918698     1358 58099.567 SH      Sole                58099.567
Fairholme Fund                 cs               304871106     3183 113560.056 SH     Sole               113560.056
Fidelity Contrafund New Insigh cs               316071604     1556 95823.724 SH      Sole                95823.724
First Eagle Sogen Overseas Fd  cs               32008F101     1869 93765.912 SH      Sole                93765.912
Ishares S&p 500 Index          cs               464287200     3939 37153.000 SH      Sole                37153.000
Ishares S&p Midcap Index Fd    cs               464287507      485 7041.000 SH       Sole                 7041.000
Ishares Tr Lrge Grw Indx       cs               464287119     3216 59999.000 SH      Sole                59999.000
Ishares Tr Russell 1000        cs               464287622      435 7493.000 SH       Sole                 7493.000
Schwab Cap Tr S&p 500 Select   cs               808509855     2542 153226.797 SH     Sole               153226.797
Schwab Invts 1000 Eqty Inv     cs               808517106      229 7235.783 SH       Sole                 7235.783